5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Exploration and Evaluaion Assets

	Haldane	Tim	Others – Maintained	Total

Balance at September 30, 2024	$5,686,215	$-	$1,186,968	$6,873,183

Additions during the year
Acquisition costs:
Property acquisition	-	-	27,600	27,600
	-	-	27,600	27,600

Exploration expenditures:
Aircraft charter	-	-	17,188	17,188
Camp, travel and meals	150,470	-	10,155	160,625
Community relations	1,350	-	-	1,350
Drilling	1,107,058	-	-	1,107,058
Field equipment rental	1,800	-	-	1,800
Field supplies and maps	225	-	-	225
Geochemical	12,574	-	-	12,574
Geological consulting	147,735	17,462	37,526	202,723
Geophysics	13,675	-	-	13,675
Licence and permits	273	-	8,028	8,301
Permitting	-	-	6,069	6,069
	1,435,160	17,462	78,966	1,531,588
Less:
Option payments received	-	(75,000)	(2,771)	(77,771)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	57,538	2,771	60,309

Net additions	1,435,160	-	106,566	1,541,726

Balance at September 30, 2025	$7,121,375	$-	$1,293,534	$8,414,909
	Haldane	Tim	Others – Maintained	Others – Dropped	Total

Balance at September 30, 2023	$5,048,921	$-	$1,129,142	$703,582	$6,881,645

Additions during the year
Acquisition costs:
Property acquisition	-	-	45.600	3,375	48,975
	-	-	45,600	3,375	48,975

Exploration expenditures:
Camp, travel and meals	66,154	3,335	-	3,645	73,134
Drilling	416,562	-	-	-	416,562
Field equipment rental	1,155	-	-	-	1,155
Geochemical	-	-	-	549	549
Geological consulting	140,953	55,129	4,246	592	200,920
Licence and permits	-	-	7,980	(3,118)	4,862
Permitting	-	-	-	6,148	6,148
Trenching	12,470	-	-	-	12,470
	637,294	58,464	12,226	7,816	715,800
Less:
Option payments received	-	(50,000)	(2,700)	-	(52,700)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	1,286	2,700	-	3,986
Recovered exploration expenditures	-	(9,750)	-	-	(9,750)
Write-down of properties	-	-	-	(717,378)	(717,378)

Net additions	637,294	-	57,826	(706,187)	(11,067)

Foreign currency translation	-	-	-	2,605	2,605

Balance at September 30, 2024	$5,686,215	$-	$1,186,968	$-	$6,873,183